RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Partnership Management Fees Paid [Line Items]
Management Fees Paid	$ 339,265	$ 0
Series One [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	0	0
Series Two [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	0	0
Series Three [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	339,265	0
Series Four [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	0	0
Series Five [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	0	0
Series Six [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	$ 0	$ 0